Business Combination (Details 1) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended
	Jul. 20, 2016	Sep. 30, 2016
Number of 1347 Capital common shares delivered		100,000
Fair value on July 20, 2016		$ 901
Limbach [Member]
Cash consideration paid for Limbach Facilities common shares	$ 32,396
Number of 1347 Capital common shares delivered	2,200,005
Fair value on July 20, 2016	$ 17,465
Business Acquisition, Number Of Warrants Issued	666,670
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 488
Total consideration paid	$ 50,948
Limbach [Member] | Warrant [Member]
Business Acquisition, Number Of Warrants Issued	1,000,006
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 599